Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.1%
Safran SA	36,910	$ 6,891,424
		$ 6,891,424
Air Freight & Logistics — 0.8%
GXO Logistics, Inc.(1)	90,773	$ 4,936,236
		$ 4,936,236
Automobiles — 0.3%
Tesla, Inc.(1)	8,434	$ 1,579,604
		$ 1,579,604
Banks — 9.3%
Banco Santander SA	1,848,877	$ 7,430,746
Barclays PLC	2,387,145	4,436,097
Citigroup, Inc.	88,942	4,995,872
HDFC Bank Ltd.	193,262	3,398,911
HSBC Holdings PLC	369,528	2,885,165
ING Groep NV	293,763	4,173,921
KBC Group NV	54,203	3,535,748
Skandinaviska Enskilda Banken AB, Class A	247,977	3,521,803
Societe Generale SA	160,322	4,121,080
Swedbank AB, Class A	205,719	4,192,137
Toronto-Dominion Bank	45,361	2,755,501
Truist Financial Corp.	103,942	3,852,090
Wells Fargo & Co.	134,293	6,738,823
		$ 56,037,894
Beverages — 0.4%
Diageo PLC	73,173	$ 2,642,852
		$ 2,642,852
Biotechnology — 0.8%
CSL Ltd.	24,506	$ 4,812,428
		$ 4,812,428
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	94,906	$ 14,729,411
		$ 14,729,411
Capital Markets — 0.8%
Bank of New York Mellon Corp.	29,820	$ 1,653,817
Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	25,991	$ 3,309,434
		$ 4,963,251
Chemicals — 0.2%
Sika AG	5,209	$ 1,437,985
		$ 1,437,985
Commercial Services & Supplies — 0.6%
Waste Management, Inc.	18,104	$ 3,360,646
		$ 3,360,646
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,161,579
		$ 1,161,579
Consumer Finance — 0.5%
Capital One Financial Corp.	20,435	$ 2,765,264
		$ 2,765,264
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc.(1)	31,641	$ 4,132,947
		$ 4,132,947
Diversified Telecommunication Services — 1.0%
Telia Co. AB	1,757,917	$ 4,533,970
Zegona Communications PLC(1)	754,249	1,745,440
		$ 6,279,410
Electric Utilities — 1.5%
Enel SpA	258,127	$ 1,761,297
Iberdrola SA	352,120	4,239,862
NextEra Energy, Inc.	49,367	2,894,387
		$ 8,895,546
Electrical Equipment — 1.9%
AMETEK, Inc.	26,115	$ 4,231,936
Schneider Electric SE	37,208	7,309,511
		$ 11,541,447
Electronic Equipment, Instruments & Components — 2.6%
CDW Corp.	33,575	$ 7,612,124
Halma PLC	93,808	2,596,520
Keyence Corp.	12,306	5,505,678
		$ 15,714,322

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.1%
Walt Disney Co.	68,634	$ 6,592,296
		$ 6,592,296
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(1)	20,400	$ 7,828,296
Fidelity National Information Services, Inc.	45,706	2,845,656
Visa, Inc., Class A	17,756	4,852,004
		$ 15,525,956
Food Products — 1.4%
Nestle SA	74,829	$ 8,526,804
		$ 8,526,804
Gas Utilities — 0.4%
Snam SpA	425,256	$ 2,076,926
		$ 2,076,926
Ground Transportation — 0.7%
Union Pacific Corp.	17,876	$ 4,360,493
		$ 4,360,493
Health Care Equipment & Supplies — 2.7%
Alcon, Inc.	35,611	$ 2,680,618
Boston Scientific Corp.(1)	108,534	6,865,861
Intuitive Surgical, Inc.(1)	11,067	4,185,760
Straumann Holding AG	18,452	2,802,884
		$ 16,535,123
Health Care Providers & Services — 1.7%
Elevance Health, Inc.	15,380	$ 7,589,107
UnitedHealth Group, Inc.	5,630	2,881,096
		$ 10,470,203
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	127,287	$ 2,354,810
		$ 2,354,810
Hotels, Restaurants & Leisure — 3.0%
Amadeus IT Group SA	65,009	$ 4,555,855
Compass Group PLC	306,130	8,431,969
InterContinental Hotels Group PLC	52,967	5,018,785
		$ 18,006,609
Household Products — 1.3%
Essity AB, Class B	105,203	$ 2,470,513
Security	Shares	Value
Household Products (continued)
Reckitt Benckiser Group PLC	76,732	$ 5,547,792
		$ 8,018,305
Industrial Conglomerates — 2.1%
Siemens AG	69,193	$ 12,387,197
		$ 12,387,197
Insurance — 3.6%
AIA Group Ltd.	674,693	$ 5,291,223
Allstate Corp.	24,556	3,812,319
Arch Capital Group Ltd.(1)	8,222	677,739
Assurant, Inc.	22,677	3,808,602
AXA SA	104,528	3,508,515
RenaissanceRe Holdings Ltd.	21,012	4,808,176
		$ 21,906,574
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(1)	105,813	$ 15,004,284
Meta Platforms, Inc., Class A(1)	18,723	7,304,591
		$ 22,308,875
IT Services — 0.8%
Accenture PLC, Class A	13,911	$ 5,061,935
		$ 5,061,935
Life Sciences Tools & Services — 1.1%
Danaher Corp.	19,100	$ 4,582,281
Sartorius AG, PFC Shares	4,799	1,750,687
		$ 6,332,968
Machinery — 2.4%
Ingersoll Rand, Inc.	90,452	$ 7,223,497
Kone OYJ, Class B	48,666	2,409,030
Sandvik AB	20,700	435,029
Volvo AB, Class B	178,282	4,272,585
		$ 14,340,141
Metals & Mining — 2.1%
Anglo American PLC	74,128	$ 1,767,040
Nippon Steel Corp.	117,581	2,829,546
Rio Tinto Ltd.	55,322	4,760,312
thyssenkrupp AG	512,720	3,164,346
		$ 12,521,244

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.2%
CMS Energy Corp.	23,752	$ 1,357,664
		$ 1,357,664
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	37,727	$ 5,562,092
ConocoPhillips	62,492	6,990,980
EOG Resources, Inc.	114,956	13,080,843
Repsol SA	146,859	2,168,855
		$ 27,802,770
Personal Care Products — 0.2%
Kose Corp.	20,309	$ 1,328,669
		$ 1,328,669
Pharmaceuticals — 11.1%
AstraZeneca PLC	49,161	$ 6,517,610
Eli Lilly & Co.	39,712	25,638,464
Novo Nordisk AS, Class B	178,046	20,351,439
Sanofi SA	52,747	5,282,377
Takeda Pharmaceutical Co. Ltd.	92,553	2,720,177
Zoetis, Inc.	35,831	6,729,420
		$ 67,239,487
Professional Services — 2.2%
Recruit Holdings Co. Ltd.	112,260	$ 4,434,126
RELX PLC	142,745	5,891,665
Verisk Analytics, Inc.	13,098	3,163,560
		$ 13,489,351
Semiconductors & Semiconductor Equipment — 7.6%
ASML Holding NV	18,467	$ 16,021,745
Infineon Technologies AG	194,777	7,100,970
Micron Technology, Inc.	78,647	6,743,980
NVIDIA Corp.	15,948	9,812,326
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	5,971,066
		$ 45,650,087
Software — 7.7%
Adobe, Inc.(1)	14,217	$ 8,782,979
Dassault Systemes SE	71,140	3,687,774
Intuit, Inc.	13,094	8,266,635
Microsoft Corp.(2)	64,638	25,698,776
		$ 46,436,164
Security	Shares	Value
Specialized REITs — 0.2%
American Tower Corp.	4,449	$ 870,447
		$ 870,447
Specialty Retail — 2.5%
Buckle, Inc.	64,058	$ 2,382,317
Lowe's Cos., Inc.	17,778	3,783,869
TJX Cos., Inc.	90,804	8,618,208
		$ 14,784,394
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	98,553	$ 18,173,173
		$ 18,173,173
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	6,332	$ 5,268,595
		$ 5,268,595
Tobacco — 1.1%
Imperial Brands PLC	282,422	$ 6,779,576
		$ 6,779,576
Trading Companies & Distributors — 1.7%
Ashtead Group PLC	58,659	$ 3,835,823
IMCD NV	41,833	6,385,419
		$ 10,221,242
Total Common Stocks (identified cost $377,222,959)		$598,610,324

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(3)	4,857,134	$ 4,857,134
Total Short-Term Investments (identified cost $4,857,134)		$ 4,857,134
Total Investments — 100.0% (identified cost $382,080,093)		$603,467,458
Other Assets, Less Liabilities — (0.0)%(4)		$ (36,784)
Net Assets — 100.0%		$603,430,674

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(4)	Amount is less than (0.05)%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.0%	$320,074,150
United Kingdom	9.6	58,096,334
France	6.0	36,069,276
Netherlands	4.4	26,581,085
Germany	4.0	24,403,200
Denmark	3.4	20,351,439
Sweden	3.2	19,426,037
Spain	3.0	18,395,318
Japan	2.8	16,818,196
Switzerland	2.6	15,448,291
Australia	1.6	9,572,740
Ireland	1.0	6,223,514
Taiwan	1.0	5,971,066
Hong Kong	0.9	5,291,223
Bermuda	0.8	4,808,176
Italy	0.6	3,838,223
Belgium	0.6	3,535,748
India	0.6	3,398,911
Canada	0.5	2,755,501
Finland	0.4	2,409,030
Total Investments	100.0%	$603,467,458
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	155	Long	3/15/24	$ 37,746,375	$ 404,896
STOXX Europe 600 Index	(1,452)	Short	3/15/24	(38,193,761)	(524,489)
					$(119,593)

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,857,134, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,545,621	$27,502,942	$(26,191,429)	$ —	$ —	$4,857,134	$22,758	4,857,134
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,901,171	$ 6,279,410	$ —	$ 35,180,581
Consumer Discretionary	31,093,409	23,275,204	—	54,368,613
Consumer Staples	4,132,947	27,296,206	—	31,429,153
Energy	25,633,915	2,168,855	—	27,802,770
Financials	54,703,593	46,495,346	—	101,198,939
Health Care	58,471,989	46,918,220	—	105,390,209
Industrials	27,276,368	54,251,809	—	81,528,177
Information Technology	96,122,994	34,912,687	—	131,035,681
Materials	1,161,579	13,959,229	—	15,120,808
Real Estate	3,225,257	—	—	3,225,257

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Utilities	$ 4,252,051	$ 8,078,085	$ —	$ 12,330,136
Total Common Stocks	$334,975,273	$263,635,051*	$ —	$598,610,324
Short-Term Investments	$ 4,857,134	$ —	$ —	$ 4,857,134
Total Investments	$339,832,407	$263,635,051	$ —	$603,467,458
Futures Contracts	$ 404,896	$ —	$ —	$ 404,896
Total	$340,237,303	$263,635,051	$ —	$603,872,354
Liability Description
Futures Contracts	$ (524,489)	$ —	$ —	$ (524,489)
Total	$ (524,489)	$ —	$ —	$ (524,489)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.